Alliance Government Reserves
This is filed pursuant to Rule 497(e).
File Nos. 2-63315 and 811-02889.

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                                     YIELDS

 For current recorded yield information on the Funds, call toll-free
 (800) 221-9513.
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  The Funds are open-end management investment companies with investment objectives of safety, liquidity and maximum current income (in the case of Alliance Municipal Trust-General, exempt from Federal income taxes and, in the case of the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios, exempt from Federal and state income taxes of the respective states) to the extent consistent with the first two objectives. Alliance Money Reserves, Alliance Government Reserves, Alliance Treasury Reserves and the General Portfolio of Alliance Municipal Trust are diversified. The New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios of Alliance Municipal Trust are non-diversified, and are offered only to residents of New York, California, Connecticut, New Jersey, Virginia and Florida, respectively. This prospectus sets forth the information about each Fund that a prospective investor should know before investing. Please retain it for future reference.

  AN INVESTMENT IN A fUND IS (I) NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT; (II) NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III) NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  A "Statement of Additional Information" for each Fund dated November 1, 1995, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A free copy may be obtained by contacting your Personal Broker.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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 CONTENTS
 --------
  Expense Information.......................................................   2
  Financial Highlights......................................................   3
  Investment Objectives and Policies........................................   9
  Purchase and Redemption of Shares.........................................  13
  Additional Information....................................................  14
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                      [LOGO OF QUICK ASSETS APPEARS HERE]

                                    A Cash

                              Management Service

                                     with

                    --------------------------------------

                           . Alliance Money Reserves

                           . Alliance Government Reserves

                           . Alliance Treasury Reserves

                           . Alliance Municipal Trust

                               -General Portfolio
                               -California Portfolio
                               -Connecticut Portfolio
                               -Florida Portfolio
                               -New Jersey Portfolio
                               -New York Portfolio
                               -Virginia Portfolio

                    --------------------------------------

                                  Prospectus
                               November 1, 1995


                     [LOGO OF QUICK & REILLY APPEARS HERE]
                        MEMBER NEW YORK STOCK EXCHANGE

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

  The Funds have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING
 EXPENSES (as a percentage
 of average net assets,
 after expense              AMR   AGR   ATR   AMT-GEN AMT-NY AMT-CA AMT-CT AMT-NJ AMT-VA AMT-FL
 reimbursement)             ---   ----  ----  ------- ------ ------ ------ ------ ------ ------
   Management Fees........   .48%  .48%  .50%   .50%    .50%   .50%   .50%   .50%   .50%   .50%
   12b-1 Fees.............   .25   .23   .20    .25     .25    .25    .25    .25    .25    .25
   Other Expenses.........   .27   .29   .30    .25     .25    .25    .25    .25    .25    .25
                            ----  ----  ----   ----    ----   ----   ----   ----   ----   ----
   Total Fund Operating
    Expenses..............  1.00% 1.00% 1.00%  1.00%   1.00%  1.00%  1.00%  1.00%  1.00%  1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   AMR..........................................  $10     $32     $55     $122
   AGR..........................................  $10     $32     $55     $122
   ATR..........................................  $10     $32     $55     $122
   AMT--General.................................  $10     $32     $55     $122
   AMT--New York................................  $10     $32     $55     $122
   AMT--California..............................  $10     $32     $55     $122
   AMT--Connecticut.............................  $10     $32     $55     $122
   AMT--New Jersey..............................  $10     $32     $55     $122
   AMT--Virginia................................  $10     $32     $55     $122
   AMT--Florida.................................  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Fund will bear di-rectly and indirectly. The expenses listed in the table for AGR, ATR and the CT, NJ, VA and FL Portfolios of Alliance Municipal Trust are net of the con-tractual reimbursement by the Adviser described in this prospectus. The ex-penses of such Portfolios (except for the FL Portfolio which did not commence operations until after June 30, 1995), before expense reimbursements, would be: AGR: Management Fee--.48%, 12b-1 Fees--.25%, Other Expenses--.29% and To-tal Operating Expenses--1.02%; ATR: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.30% and Total Operating Expenses--1.05%; CT Portfolio: Man-agement Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.39% and Total Fund Op-erating Expenses--1.14%; NJ Portfolio: Management Fees--.50%, 12b-1 Fees--
 .25%, Other Expenses--.40% and Total Operating Expenses--1.15%; and VA Portfo-lio: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.35% and Total Operating Expenses--1.10%. For the FL Portfolio, "Other Expenses" are based on estimated amounts for the current fiscal year. THE EXAMPLE SHOULD NOT BE CON-SIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD (AUDITED
                     EXCEPT WITH RESPECT TO AMT--FLORIDA)

  The following tables, except with respect to AMT--Florida, have been audited by McGladrey & Pullen LLP, each of the Fund's independent auditors, whose unqualified report thereon appears in each Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in each Fund's Statement of Additional Information. Further information about a Fund's performance is contained in each Fund's annual report, which is available without charge upon request.

                                                                         FEBRUARY 16,
                                    YEAR ENDED JUNE 30,                     1989(A)
ALLIANCE MONEY RESERVES   ---------------------------------------------     THROUGH
                           1995    1994    1993    1992    1991   1990   JUNE 30, 1989
                          ------  ------  ------  ------  ------  -----  -------------
Net asset value, begin-
 ning of period.........  $ 1.00   $1.00   $1.00   $1.00   $1.00  $1.00      $1.00
                          ------  ------  ------  ------  ------  -----      -----
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..    .045    .025    .027    .044    .066   .079       .033
                          ------  ------  ------  ------  ------  -----      -----
LESS: DISTRIBUTIONS
 Dividends from net in-
  vestment income.......   (.045)  (.025)  (.027)  (.044)  (.066) (.079)     (.033)
                          ------  ------  ------  ------  ------  -----      -----
 Net asset value, end of
  period................  $ 1.00   $1.00   $1.00   $1.00   $1.00  $1.00      $1.00
                          ======  ======  ======  ======  ======  =====      =====
TOTAL RETURN
Total investment return
 based on:
 Net asset value(b).....    4.50%   2.57%   2.71%   4.47%   6.87%  8.26%      9.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of pe-
 riod (in millions).....  $2,510  $1,795  $1,626  $1,412  $1,262   $993       $563
Ratio to average net as-
 sets of:
 Expenses, net of waiv-
  ers and reimburse-
  ments.................    1.00%   1.00%   1.00%   1.00%    .97%   .89%       .99%(c)
 Expenses, before waiv-
  ers and reimburse-
  ments.................    1.04%   1.09%   1.04%   1.04%   1.03%   .99%      1.09%(c)
 Net investment
  income(d).............    4.53%   2.55%   2.67%   4.33%   6.56%  7.92%      9.16%(c)

-------------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of waivers and reimbursements.

ALLIANCE GOVERNMENT                                     YEAR ENDED JUNE 30,
RESERVES                  ----------------------------------------------------------------------------------------
                           1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, begin-
 ning of period.........  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...    .0439    .0244    .0256    .0421    .0640    .0765    .0774   0.0612   0.0541   0.0659
Net realized gain on in-
 vestments..............      -0-      -0-    .0001      -0-      -0-    .0001      -0-      -0-      -0-      -0-
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net increase in net
 assets from operations.    .0439    .0244    .0257    .0421    .0640    .0766    .0774   0.0612   0.0541   0.0659
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS: DISTRIBUTIONS
Dividends from net in-
 vestment income........   (.0439)  (.0244)  (.0256)  (.0421)  (.0640)  (.0765)  (.0774) (0.0612) (0.0541) (0.0659)
Distributions from net
 realized gains.........      -0-      -0-   (.0001)     -0-      -0-   (.0001)     -0-      -0-      -0-      -0-
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total dividends and dis-
 tributions.............   (.0439)  (.0244)  (.0257)  (.0421)  (.0640)  (.0766)  (.0774) (0.0612) (0.0541) (0.0659)
                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 period.................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURNS
Total investment return
 based on:
 net asset value(a).....     4.48%    2.48%    2.60%    4.30%    6.61%    7.96%    8.04%    6.31%    5.56%    6.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in millions)..........   $2,514   $2,061   $1,783   $1,572   $1,070     $584     $522     $315     $260     $254
Ratio to average net as-
 sets of:
Expenses, net of waivers
 and reimbursements.....     1.00%    1.00%    1.00%     .95%     .89%     .88%     .88%     .80%     .95%    1.00%
Expenses, before waivers
 and reimbursements.....     1.05%    1.04%    1.02%     .97%     .93%     .98%     .98%     .90%    1.05%    1.10%
Net investment
 income(b)..............     4.42%    2.46%    2.55%    4.17%    6.28%    7.65%    7.86%    6.13%    5.41%    6.58%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of waivers and reimbursement.

                                                           SEPTEMBER 1, 1993(A)
                                              YEAR ENDED         THROUGH
                                             JUNE 30, 1995    JUNE 30, 1994
ALLIANCE TREASURY RESERVES                   ------------- --------------------
Net asset value, beginning of period........   $   1.00          $  1.00
                                               --------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.......................      .0460            .0260
                                               --------          -------
LESS: DISTRIBUTIONS
Dividends from net investment income........     (.0460)          (.0260)
                                               --------          -------
Net asset value, end of period..............   $   1.00          $  1.00
                                               ========          =======
TOTAL RETURNS
Total investment return based on: net asset
 value (b)..................................       4.71%            3.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)......   $493,702          $80,720
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments.....................................        .69%             .28%(c)
 Expenses, before waivers and reimburse-
  ments.....................................       1.05%            1.28%(c)
 Net investment income (d)..................       4.86%            3.24%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of waivers and reimbursements.

                                                           GENERAL PORTFOLIO
ALLIANCE MUNICIPAL TRUST  ------------------------------------------------------------------------------------------------
                                     YEAR ENDED JUNE 30,                      SIX MONTHS      YEAR ENDED DECEMBER 31,
                          -------------------------------------------------      ENDED      ------------------------------
                           1995       1994    1993    1992    1991    1990   JUNE 30, 1989   1988    1987    1986    1985
                          ------     ------  ------  ------  ------  ------  -------------  ------  ------  ------  ------
Net asset value,
 beginning of period....  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..    .028       .018    .020    .034    .046    .055       .030        .047    .041    .044    .049
 Net realized and
  unrealized loss on
  investments...........   (.003)       -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-     -0-
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
 Net increase in net
  asset value from
  operations............    .025       .018    .020    .034    .046    .055       .030        .047    .041    .044    .049
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
ADD: CAPITAL
 CONTRIBUTIONS
 Capital Contributed by
  the Adviser...........    .003        -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-     -0-
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....   (.028)     (.018)  (.020)  (.034)  (.046)  (.055)     (.030)      (.047)  (.041)  (.044)  (.049)
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
 Net asset value, end of
  period................  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00
                          ======     ======  ======  ======  ======  ======     ======      ======  ======  ======  ======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(a)..............    2.83%(c)   1.81%   2.05%   3.48%   4.71%   5.65%      6.13%(b)    4.81%   4.18%   4.50%   5.04%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in millions)..  $1,189     $1,134  $1,016    $914    $883    $798       $695        $633    $690    $794    $374
 Ratio to average net
  assets of:
 Expense, net of waivers
  and reimbursements....     .94%       .92%    .92%    .92%    .89%    .83%       .84%(b)     .83%    .80%    .80%    .85%
 Expense, before waivers
  and reimbursements....     .95%       .94%    .94%    .95%    .95%    .93%       .94%(b)     .93%    .90%    .90%    .95%
 Net investment
  income(d).............    2.78%      1.80%   2.02%   3.40%   4.57%   5.50%      5.96%(b)    4.69%   4.08%   4.31%   4.87%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser has no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                              NEW YORK PORTFOLIO
                     -------------------------------------------------------------------------------------------------------------
                                                                                                YEAR ENDED
                                     YEAR ENDED JUNE 30,                        SIX MONTHS     DECEMBER 31,     OCTOBER 6, 1986(A)
                     --------------------------------------------------------      ENDED      ----------------          TO
                       1995      1994      1993      1992     1991     1990    JUNE 30, 1989   1988     1987    DECEMBER 31, 1986
                     --------  --------  --------  --------  -------  -------  -------------  -------  -------  ------------------
Net asset value,
 beginning of
 period..........    $   1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00        $ 1.00
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income.........        .028      .018      .019      .034     .042     .051        .027        .041     .036          .008
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
LESS
 DISTRIBUTIONS
 Dividends from
  net investment
  income.........       (.028)    (.018)    (.019)    (.034)   (.042)   (.051)      (.027)      (.041)   (.036)        (.008)
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
 Net asset value,
  end of period..    $   1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00        $ 1.00
                     ========  ========  ========  ========  =======  =======     =======     =======  =======       =======
TOTAL RETURNS
 Total investment
  return based on
  net asset
  value(b).......        2.84%     1.77%     1.94%     3.47%    4.32%    5.26%       5.61%(c)    4.14%    3.71%         3.46%(c)
RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end
  of period
  (000's
  omitted).......    $177,254  $162,839  $100,529  $100,476  $71,748  $62,536     $41,910     $41,335  $58,684       $78,462
 Ratio to average
  net assets of:
 Expenses, net of
  waivers and
  reimbursements.         .85%      .84%      .80%      .80%     .80%     .80%        .85%(c)    1.00%     .87%          .55%(c)
 Expenses, before
  waivers and
  reimbursements.        1.03%     1.08%     1.06%     1.12%    1.15%    1.18%       1.35%(c)    1.33%     .97%         1.05%(c)
 Net investment
  income(d)......        2.81%     1.77%     1.91%     3.35%    4.20%    5.13%       5.45%(c)    4.03%    3.62%         3.48%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                            CALIFORNIA PORTFOLIO
                          ----------------------------------------------------------------------------------------------
                                           YEAR ENDED JUNE 30,                                          JUNE 2, 1988(A)
                          ----------------------------------------------------------  SIX MONTHS ENDED      THROUGH
                            1995      1994      1993      1992      1991      1990     JUNE 30, 1989   DECEMBER 31, 1988
                          --------  --------  --------  --------  --------  --------  ---------------- -----------------
Net asset value,
 beginning of period....  $   1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00        $ 1.00           $ 1.00
                          --------  --------  --------  --------  --------  --------      --------         --------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..      .027      .018      .020      .032      .043      .050          .029             .030
                          --------  --------  --------  --------  --------  --------      --------         --------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....     (.027)    (.018)    (.020)    (.032)    (.043)    (.050)        (.029)           (.030)
                          --------  --------  --------  --------  --------  --------      --------         --------
 Net asset value, end of
  period................  $   1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00        $ 1.00           $ 1.00
                          ========  ========  ========  ========  ========  ========      ========         ========
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............      2.78%     1.83%     2.05%     3.26%     4.43%     5.17%         6.02%(c)         5.20%(c)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000's
  omitted)..............  $236,479  $219,673  $156,200  $121,317  $111,957  $104,097      $242,124         $103,390
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........       .93%      .93%      .93%      .95%     1.00%      .99%          .92%(c)          .89%(c)
 Expenses, before
  waivers and
  reimbursements........      1.01%     1.02%     1.02%     1.05%     1.10%     1.09%         1.02%(c)         1.10%(c)
 Net investment
  income(d).............      2.75%     1.82%     2.01%     3.18%     4.32%     5.03%         5.90%(c)         5.21%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                            CONNECTICUT PORTFOLIO
                          ---------------------------------------------------------------
                                    YEAR ENDED JUNE 30,                JANUARY 5, 1990(A)
                          -------------------------------------------       THROUGH
                           1995     1994     1993     1992     1991      JUNE 30, 1990
                          -------  -------  -------  -------  -------  ------------------
Net asset value,
 beginning of period ...   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          -------  -------  -------  -------  -------       -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..     .028     .017     .020     .033     .045          .026
                          -------  -------  -------  -------  -------       -------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....    (.028)   (.017)   (.020)   (.033)   (.045)        (.026)
                          -------  -------  -------  -------  -------       -------
 Net asset value, end of
  period................    $1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          =======  =======  =======  =======  =======       =======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............     2.78%    1.71%    2.00%    3.35%    4.57%         5.53%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $75,991  $57,314  $56,224  $54,751  $48,482       $27,945
Ratio to net assets of:
 Expenses, net of
  waivers and...........       80%     .77%     .70%     .58%     .44%          .19%(c)
 Expenses, before
  waivers and
  reimbursements........     1.21%    1.21%    1.16%    1.22%    1.16%         1.10%(c)
 Net investment
  income(d).............     2.77%    1.69%    1.97%    3.28%    4.39%         5.39%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                    NEW JERSEY PORTFOLIO
                                              ---------------------------------
                                                            FEBRUARY 7, 1994(A)
                                               YEAR ENDED         THROUGH
                                              JUNE 30, 1995    JUNE 30, 1994
                                              ------------- -------------------
Net asset value, beginning of period.........      $1.00          $  1.00
                                                 -------          -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................       .029             .008
                                                 -------          -------
LESS: DISTRIBUTIONS
 Dividends from net investment income........      (.029)           (.008)
                                                 -------          -------
 Net asset value, end of period..............      $1.00            $1.00
                                                 =======          =======
TOTAL RETURNS
 Total investment return based on net asset
  value(b)...................................       2.93%            2.08%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)....    $74,133          $36,909
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements.        .74%             .70%(c)
 Expenses, before waivers and reimbursements.       1.29%            1.93%(c)
 Net investment income(d)....................       2.98%            2.07%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                          VIRGINIA PORTFOLIO  FLORIDA PORTFOLIO
                                          ------------------ -------------------
                                          OCTOBER 25 1994(A) JULY 28, 1995(A) TO
                                               THROUGH        OCTOBER 17, 1995
                                            JUNE 30, 1995        (UNAUDITED)
                                          ------------------ -------------------
Net asset value, beginning of period....         $1.00             $  1.00

                                               -------             -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................          .023                .008

                                               -------             -------
LESS DISTRIBUTIONS
Dividends from net investment income....         (.023)              (.008)

                                               -------             -------
Net asset value, end of period..........         $1.00             $  1.00

                                               =======             =======
TAX RETURNS
Total investment return based on net as-
 set value(b)...........................          3.48%(c)            3.67%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omit-
 ted)...................................       $66,921             $18,065
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments.................................           .44%(c)             .16%(c)
 Expenses, before waivers and reimburse-
  ments.................................          1.30%(c)            3.90%(c)
 Net investment income(d)...............          3.48%(c)            3.73%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

  From time to time each Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. For AMR dividends for the seven days ended June 30, 1995 amounted to an annualized yield of 5.12%, equivalent to an effective yield of 5.25%. For AGR dividends for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 4.97%, equivalent to an effective yield of 5.10%. Absent such reimbursement, the annualized yield for such period would have been 4.95%, equivalent to an effective yield of 5.08%. For ATR dividends for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 4.97%, equivalent to an effective yield of 5.10%. Absent such reimbursement, the annualized yield for such period would have been 4.72%, equivalent to an effective yield of 4.85%. Dividends for AMT-General for the seven days ended June 30, 1995 amounted to an annualized yield of 3.25%, equivalent to an effective yield of 3.30%. Dividends for AMT-New York for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.36%, equivalent to an effective yield of 3.42%. Absent expense reimbursement, the annualized yield for this period would have been 3.23%, equivalent to an effective yield of 3.29%. Dividends for AMT-California for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.18%, equivalent to an effective yield of 3.23%. Absent expense reimbursement, the annualized yield for this period would have been 3.13%, equivalent to an effective yield of 3.18%. Dividends for AMT-Connecticut for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.19%, equivalent to an effective yield of 3.24%. Absent expense reimbursement, the annualized yield for this period would have been 2.85%, equivalent to an effective yield of 2.90%. Dividends for AMT-New Jersey for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.23%, equivalent to an effective yield of 3.28%. Absent expense reimbursement, the annualized yield for this period would have been 2.88%, equivalent to an effective yield of 2.93%. Dividends for AMT-Virginia for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.54%, equivalent to an effective yield of 3.60%. Absent expense reimbursement, the annualized yield for this period would have been 3.24%, equivalent to an effective yield of 3.30%. AMT-Florida did not commence operations until after June 30, 1995.